Investment in Equity Securities (Tables)	6 Months Ended
Jun. 30, 2025
Investment in Equity Securities [Abstract]
Investment in Equity Securities
The amounts of our investment in equity securities in the accompanying unaudited condensed consolidated balance sheets are presented in the table below:

	December 31, 2024	June 30, 2025
Investment in equity securities with readily determinable fair values (a)	$226,566	$278,019
Investment in equity securities without readily determinable fair values (b)	$4,647,853	$4,647,853

Investment in Equity Securities with Readily Determinable Fair Values
A summary of the movement in equity securities with readily determinable fair values for the six months ended June 30, 2025 is presented in the table below:

Equity securities with readily determinable fair values
Balance December 31, 2024	$226,566
Unrealized gain on equity securities revalued at fair value at end of the period	22,163
Unrealized foreign exchange gain	29,290
Balance June 30, 2025	$278,019